FORM D

05071122

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION RECEIVED NOV 08 2005 209

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FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.) 1343999

Limited liability company interests in Westwood Restaurant Associates LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☑ Rule 505 ☐ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

PROCESSED NOV 10 2005 E THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Westwood Restaurant Associates LLC

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

39 Westover Parkway, Norwood, MA 02062 **(781) 551-0828**

Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

Same

Brief Description of Business: To acquire by purchase or otherwise, sell, own, operate a franchise, trade in, hold, build, develop, lease and otherwise deal in and with real and personal property of every kind and description, and to do all things necessary or incidental thereto, and perform such activities not prohibited to be carried on or performed by a LLC under the laws of the State of Delaware. **To purchase, acquire, buy, sell, own, trade-in, hold, rent, charter, lease, construct, improve and otherwise deal in and with any property, real or personal, in fee or under lease, or any rights therein or appurtenant thereto, of every kind and description, and any services associated therewith necessary or convenient for the business and operations of the LLC and to do any and all things necessary, convenient or incidental to that purpose.**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other (please specify): **LLC, already formed**
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 0 5 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) M A

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To file: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at the address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Give (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each Promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and\
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner ☑ Manager

Full Name (Last name first, if individual)

LaCount, Steven G.

Business or Residence Address (Number and Street, City, State, Zip Code)

39 Westover Parkway, Norwood, MA 02062

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner ☐ Manager

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☑	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? **$12,500.00**

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☑	☐

4. Enter the information requested fore ach person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you my set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All states

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	LA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All states

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	LA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All states

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	LA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price in response to Part C – Question 1 and total expenses furnished in response to Part C – Questions 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 327,500.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☑ $ 50,000.00
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☑ $ 212,500.00
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☑ $ 65,000.00
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☑ $ 327,500.00
Total Payments	☑ $ 327,500.00	

D. FEDERAL SIGNATURE

The Issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Westwood Restaurant Associates LLC	[signature]	10/29/03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Steven G. LaCount	Manager	

Intentional misstatements or omissions of fa ATTENTION l criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☑

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Westwood Restaurant Associates LLC	[signature]	10/29/05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Steven G. LaCount	**Manager**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) Part E-Item 1)	
State	**Yes**	**No**	**LLC Interests in Westwood Restaurant Associates LLC**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA	X		**$350,000.00**	**10**	**$300,000.00**	**1**	**$50,000.00**		X
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) Part E-Item 1)	
State	**Yes**	**No**	**LLC Interests in Westwood Restaurant Associates LLC**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) Part E-Item 1)	
State	**Yes**	**No**	**LLC Interests in Westwood Restaurant Associates LLC**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

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Form U-2

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned Westwood Restaurant Associates LLC, a limited liability company organized under the laws of Massachusetts for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:
Martin C. Pomeroy, Esq.
Bernkopf Goodman LLP
125 Summer Street, Suite 1300
Boston, MA 02110

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

___AL	Secretary of State	__FL	Dept. of Banking and Finance
___AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	__GA	Commissioner of Securities
___AZ	The Corporation Commission	___GUAM	Administrator, Department of Finance
___AR	The Securities Commissioner	___HI	Commissioner of Securities
___CA	Commissioner of Corporations	___ID	Director, Department of Finance
___CO	Securities Commissioner	___IL	Secretary of State
___CT	Banking Commissioner	___IN	Secretary of State
___DE	Securities Commissioner	___IA	Commissioner of Insurance
___DC	Dept. of Insurance & Securities Regulation	___KS	Secretary of State
___KY	Director, Division of Securities	___OH	Secretary of State
___LA	Commissioner of Securities	___OR	Director, Department of Insurance and Finance
__ME	Administrator, Securities Division	___OK	Securities Administrator

___MD Commissioner of the Division of Securities

_X_MA Secretary of State

___MI Commissioner, Office of Financial and Insurance Services

___MN Commissioner of Commerce

___MS Secretary of State

___MO Securities Commissioner

___MT State Auditor and Commissioner of Insurance

___NE Director of Banking and Finance

___NV Secretary of State

___NH Secretary of State

___NJ Chief, Securities Bureau

___NM Director, Securities Division

___NY Secretary of State

___NC Secretary of State

___ND Securities Commissioner

___PA Pennsylvania does not require filing of a Consent to Service of Process

___PR Commissioner of Financial Institutions

___RI Director of Business Regulation

___SC Securities Commissioner

___SD Director of the Division of Securities

___TN Commissioner of Commerce and Insurance

___TX Securities Commissioner

___UT Director, Division of Securities

___VT Commissioner of Banking, Insurance, Securities & Health Administration

___VA Clerk, State Corporation Commission

___WA Director of the Department of Licensing

___WV Commissioner of Securities

___WI Department of Financial Institutions, Division of Securities

___WY Secretary of State

Dated this 29th day of October, 2005

Westwood Restaurant Associates LLC

By: ______________________

Name: Steven G. LaCount
Title: Manager

ACKNOWLEDGMENT

COMMONWEALTH OF MASSACHUSETTS

Norfolk, ss.

On this 29th day of October, 2005, before me, the undersigned notary public, personally appeared Steven G. LaCount, Manager of Westwood Restaurant Associates LLC, proved to me through satisfactory evidence of identification, which was MA Driver's License, to be the person whose name is signed on the preceding or attached document, and acknowledged to me that he signed it voluntarily for its stated purpose as Manager of Westwood Restaurant Associates LLC.

F. DiScuillo-Jaber
NOTARY PUBLIC
Printed Name: Frances DiScuillo-Jaber
My Commission Expires: Aug 25, 2006

[Affix Notarial Seal]

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